Paras Madho
Director
Securities Operations

[redacted]

NYSE Group

07085507

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTDUS

RECD S.E.C.

DEC 0 6 2007

1086

1- 34173

December 6, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
DEC 1 2 2007
THOMSON FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Tesoro Corporation, Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 4, 2007.

Sincerely,

Paras Madho

END